Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 32,081	£ 31,209
Borrowings which hedge net investments	(8,660)	(10,051)
Derivatives which hedge the net investments	(791)	(1,145)
Structural currency exposures pre-economic hedges	22,630	20,013
Economic hedges	(6,479)	(6,461)
Remaining structural currency exposures	16,151	13,552
USD foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	24,204	25,607
Borrowings which hedge net investments	(7,666)	(10,048)
Derivatives which hedge the net investments	(764)	(1,111)
Structural currency exposures pre-economic hedges	15,774	14,448
Economic hedges	(6,193)	(5,339)
Remaining structural currency exposures	9,581	9,109
EUR foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	5,275	3,068
Borrowings which hedge net investments	(952)	(3)
Derivatives which hedge the net investments	(3)	0
Structural currency exposures pre-economic hedges	4,320	3,065
Economic hedges	(286)	(1,122)
Remaining structural currency exposures	4,034	1,943
JPY foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	582	533
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	582	533
Economic hedges	0	0
Remaining structural currency exposures	582	533
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,020	2,001
Borrowings which hedge net investments	(42)	0
Derivatives which hedge the net investments	(24)	(34)
Structural currency exposures pre-economic hedges	1,954	1,967
Economic hedges	0	0
Remaining structural currency exposures	£ 1,954	£ 1,967